Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

 Independent Accountants’ Report on Applying Agreed-Upon Procedures

MF1 REIT II, LLC (the “Company”)
Credit Suisse Securities (USA) LLC
J.P. Morgan Securities LLC
Amherst Pierpont Securities LLC
(together, the “Specified Parties”)

Re: MF1 2021-FL6 Ltd. – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific\ attributes identified by the Company in the Data File (defined below) related to the offering of MF1 2021-FL6 Ltd. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-off Date” means June 9, 2021, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Data File” means the electronic data file titled “MF1 2021-FL6 CRE CLO Tape.xlsx” provided to us by the Company on June 2, 2021 containing information on 37 collateral interests (the “Collateral Interests”) and the related 51 mortgaged properties (the “Mortgaged Properties”)
•	The term “Loan Files” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Assumed LIBOR” means the LIBOR rate 0.1110% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology or value and described in Attachment C.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Cut-off Date, Assumed LIBOR and the Instructions.
•	The term “Subject Matter” means the Data File.
•	The term “Criteria” means the testing hierarchy, recomputation methodologies, information, assumptions, and materiality thresholds.

We were instructed by the Company to perform the following agreed-upon procedures on all Collateral Interests and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan Files. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology and (iii) the Instructions, we recomputed the Recomputed Attributes and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the Criteria and Provided Information, without verification or evaluation of such Criteria or Provided Information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the Criteria and Provided Information, (ii) the physical existence of the Collateral Interests and Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which were used in our procedures, (iv) the adequacy of the disclosures in the Subject Matter, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Collateral Interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Collateral Interests being securitized, (iii) the compliance of the originator of the Collateral Interests with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Collateral Interests that would be material to the likelihood that the issuer of the Securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

2

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/KPMG LLP

McLean, Virginia
June 2, 2021

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan Type	Promissory Note/Loan Agreement/Deed of Trust/Servicer Report
Property Address	Appraisal Report/Property Condition Report
Property City	Appraisal Report
Property State	Appraisal Report
Property Zip Code	Appraisal Report
Property County	Appraisal Report
Year Built	Appraisal Report/Certificate of Occupancy
Year Renovated	Appraisal Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Certified Rent Roll/Appraisal
Unit of Measure	Certified Rent Roll/Appraisal
Occupancy %	Certified Rent Roll/Underwritten Rent Roll/Appraisal
Occupancy Source Date	Certified Rent Roll/Underwritten Rent Roll
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement/Purchase and Sale Agreement
Assumed Loan (Y/N)	Promissory Note/Loan Agreement
Borrower Name	Promissory Note/Loan Agreement/Joinder Agreement
Principals (Individuals)	Guaranties/Loan Agreement
Related Borrower (Y/N)	Guaranties/Loan Agreement
Note Date	Promissory Note/Loan Agreement/Deed of Trust
First Payment Date	Promissory Note/Loan Agreement/Deed of Trust
Commitment Original Balance ($)	Promissory Note/Loan Agreement/Deed of Trust
Current Funded Amount ($)	Servicer Report/Settlement Statement/Promissory Note
Mortgage Loan Cut-off Date Balance ($)	Provided by the Company
Original Future Funding Trigger / Requirements	Promissory Note/Loan Agreement/Deed of Trust
A-1

Attribute	Source Document(s)
ARD Loan (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Initial Maturity Date or Anticipated Repayment Date	Promissory Note/Loan Agreement/Deed of Trust
Extension Options	Promissory Note/Loan Agreement/Deed of Trust
Extension Options Description	Promissory Note/Loan Agreement/Deed of Trust
First Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
First Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
First Extension Cap	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Cap	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Cap	Promissory Note/Loan Agreement/Deed of Trust
Exit Fee % / Deferred Origination Fee (%)	Promissory Note/Loan Agreement/Deed of Trust
Fully Extended Maturity Date	Promissory Note/Loan Agreement/Deed of Trust
Rate Type	Promissory Note/Loan Agreement/Deed of Trust
Index for Floating Rate	Promissory Note/Loan Agreement/Deed of Trust
Fully Funded Mortgage Loan Margin %	Promissory Note/Loan Agreement/Deed of Trust
ARD Mortgage Rate After ARD and extension periods	Promissory Note/Loan Agreement/Deed of Trust
Rate Step Up Post ARD Commencement Date	Promissory Note/Loan Agreement/Deed of Trust
ARD Loan Fully Extended Maturity Date	Promissory Note/Loan Agreement/Deed of Trust
Rounding Factor	Promissory Note/Loan Agreement/Deed of Trust
Time of Rounding (Before Spread, After Spread)	Promissory Note/Loan Agreement/Deed of Trust
Rounding Direction	Promissory Note/Loan Agreement/Deed of Trust
Lookback Period	Promissory Note/Loan Agreement/Deed of Trust
LIBOR Cap Provider	LIBOR Cap Confirmation
LIBOR Cap Provider Rating	Bloomberg Rating
A-2

Attribute	Source Document(s)
LIBOR Floor %	Promissory Note/Loan Agreement/Deed of Trust
LIBOR Cap Strike Price %	LIBOR Cap Confirmation
Interest Accrual Basis	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change Amount	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change Trigger	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Default (Days)	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Late (Days)	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Balloon (Days)	Promissory Note/Loan Agreement/Deed of Trust
Original Prepayment Provision	Promissory Note/Loan Agreement/Deed of Trust
Remaining Prepayment Provision	Promissory Note/Loan Agreement/Deed of Trust
Partial Release and/or Partial Prepayment (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Partial Release and/or Prepayment Description	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type During Initial Term	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type During Extensions	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type	Promissory Note/Loan Agreement/Deed of Trust
Amort Number of Months	Promissory Note/Loan Agreement/Deed of Trust
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
Stabilized Value Used For As-Is LTV (Y/N)	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
A-3

Attribute	Source Document(s)
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement
A-4

Attribute	Source Document(s)
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement
Loan Cross Portfolio Name	Promissory Note/Loan Agreement/Deed of Trust
Lien Position	Title Policy
Full Recourse (Y/N/Partial)	Guaranties
Recourse Provisions	Guaranties
Recourse Carveout Guarantor	Guaranties
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Loan Agreement/Cash Management Agreement
Cash Management (Springing/In-place)	Loan Agreement/Cash Management Agreement
Lockbox Trigger Event	Loan Agreement/Cash Management Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Environmental Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Tax Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Tax Escrow (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Insurance Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Insurance Escrow (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
A-5

Attribute	Source Document(s)
Replacement Reserve (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Replacement Reserve (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
TI/LC Reserve (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Monthly TI/LC Reserve ($)	Servicer Report/Settlement Statement/Loan Agreement
Initial Capital Improvement Reserve	Servicer Report/Settlement Statement/Loan Agreement
Cut-off Capital Improvement Reserve	Servicer Report/Settlement Statement/Loan Agreement
Capital Improvement Reserve (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Cut-off Other Reserve 1 ($)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow 1 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Other (Springing) Escrow Reserve 1 Description (1)	Servicer Report/Settlement Statement/Loan Agreement
Cut-off Other Reserve 2 ($)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow 2 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Other (Springing) Escrow Reserve 2 Description (1)	Servicer Report/Settlement Statement/Loan Agreement
Cut-off Other Reserve 3 ($)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow 3 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Other (Springing) Escrow Reserve 3 Description (1)	Servicer Report/Settlement Statement/Loan Agreement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
A-6

Attribute	Source Document(s)
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Promissory Note/Loan Agreement/Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Insurance Certificate
Single-Tenant (Y/N)	Certified Rent Roll
Property Manager	Management Agreement/Joinder
TIC (Y/N)	Loan Agreement/TIC Agreement
Max Number of TICs	Loan Agreement/TIC Agreement
Single Purpose Borrower (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Independent Director (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel
DST (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
IDOT (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Largest Tenant Name	Certified Rent Roll/Underwritten Rent Roll
Largest Tenant SqFt	Certified Rent Roll/Underwritten Rent Roll
Largest Tenant Exp Date	Certified Rent Roll/Underwritten Rent Roll/Lease/Lease Estoppel
2nd Largest Tenant Name	Certified Rent Roll/Underwritten Rent Roll
2nd Largest Tenant SqFt	Certified Rent Roll/Underwritten Rent Roll
2nd Largest Tenant Exp Date	Certified Rent Roll/Underwritten Rent Roll/Lease/Lease Estoppel
3rd Largest Tenant Name	Certified Rent Roll/Underwritten Rent Roll
3rd Largest Tenant SqFt	Certified Rent Roll/Underwritten Rent Roll
3rd Largest Tenant Exp Date	Certified Rent Roll/Underwritten Rent Roll/Lease/Lease Estoppel
4th Largest Tenant Name	Certified Rent Roll/Underwritten Rent Roll
4th Largest Tenant Sqft	Certified Rent Roll/Underwritten Rent Roll
A-7

Attribute	Source Document(s)
4th Largest Tenant Exp Date	Certified Rent Roll/Underwritten Rent Roll/Lease/Lease Estoppel
5th Largest Tenant Name	Certified Rent Roll/Underwritten Rent Roll
5th Largest Tenant Sqft	Certified Rent Roll/Underwritten Rent Roll
5th Largest Tenant Exp Date	Certified Rent Roll/Underwritten Rent Roll/Lease/Lease Estoppel
Cut-off Date Subordinate Debt/Mezz Loan Balance ($)	Mezzanine Loan Agreement/Servicer Report
Cut-off Date Subordinate Debt/ Mezz Loan Rate	Mezzanine Loan Agreement
Permitted Future Debt (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Type	Promissory Note/Loan Agreement/Deed of Trust
A-8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)	Maximum of Assumed LIBOR (with applicable rounding) and LIBOR Floor % plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($)
Annual Debt Service Payment (P&I)	Maximum of Assumed LIBOR (with applicable rounding) and LIBOR Floor % plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($)
Annual Debt Service Payment (Cap)	Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan % of Total Cut-off Date Balance	Mortgage Loan Cut-off Date Balance ($) divided by aggregate Mortgage Loan Cut-off Date Balance ($) of all Collateral Interests.
Pari Passu Funded Amount ($)	Current Funded Amount ($) minus Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Future Funding Remaining Balance ($)	Commitment Original Balance ($) minus Current Funded Amount ($)
Mortgage Loan Balloon Payment ($)	For all Collateral Interests which are interest only loans, the amount equal to the Commitment Original Balance ($)
Mortgage Loan Cut-off Date Balance / Unit ($)	Current Funded Amount ($) divided by No of Units
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Commitment Original Balance ($) divided by No of Units
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units
Initial Loan Term (Original)	Number of payments between and including the Initial Maturity Date or Anticipated Repayment Date and the First Payment Date
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-Off Date.
B-1

Attribute	Calculation Methodology
First Extension Fee ($)	First Extension Fee % multiplied by Commitment Original Balance ($)
First Extension Floor	For each loan with a First Extension Period (Months), the Mortgage Rate Floor
Second Extension Fee ($)	Second Extension Fee % multiplied by Commitment Original Balance ($)
Second Extension Floor	For each loan with a Second Extension Period (Months), the Mortgage Rate Floor
Third Extension Fee ($)	Third Extension Fee % multiplied by Commitment Original Balance ($)
Third Extension Floor	For each loan with a Third Extension Period (Months), the Mortgage Rate Floor
Exit Fee ($) / Deferred Origination Fee ($)	Exit Fee % / Deferred Origination Fee (%) multiplied by Commitment Original Balance ($)
Fully Extended Loan Term (Original)	Number of payments between and including the First Payment Date and the Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
Mortgage Rate Floor	The sum of the Fully Funded Mortgage Loan Margin % and the LIBOR Floor %
Mortgage Rate Cap	The sum of the LIBOR Cap Strike Price % and the Fully Funded Mortgage Loan Margin %
Cut-off Date Mortgage Rate	Maximum of Assumed LIBOR (with applicable rounding) and LIBOR Floor % plus Fully Funded Mortgage Loan Margin %
IO Number of Months	For interest only Collateral Interests, the number of payments between and including the Initial Maturity Date or Anticipated Repayment Date and the First Payment Date
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Current Funded Amount ($) divided by As-Is Appraised Value
B-2

Attribute	Calculation Methodology
Mortgage Loan Cut-off Date (As-Is) Estimated LTV Ratio	For Collateral Interests with a balance in the project expenditure reserve subaccount as of the Cut-off Date (as shown in Other (Springing) Escrow Reserve 1 Description (1), Other (Springing) Escrow Reserve 2 Description (1), and Other (Springing) Escrow Reserve 3 Description (1)), (i) (a) Current Funded Amount ($) minus the balance of the project expenditure reserve, divided by (b) As-Is Appraised Value, otherwise (ii) Current Funded Amount ($) minus Cut-off Capital Improvement Reserve, divided by As-Is Appraised Value
Committed Mortgage Loan (Stabilized) LTV Ratio	Commitment Original Balance ($) divided by Stabilized Appraised Value
Maturity Date Stabilized LTV Ratio	Commitment Original Balance ($) divided by Stabilized Appraised Value
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Cut-off Date Mortgage Rate multiplied by Interest Accrual Basis multiplied Current Funded Amount ($)
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Cut-off Date Mortgage Rate multiplied by Interest Accrual Basis multiplied Current Funded Amount ($)
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided Current Funded Amount ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided Current Funded Amount ($)
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Cut-off Date Mortgage Rate multiplied by Interest Accrual Basis multiplied Current Funded Amount ($)
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Cut-off Date Mortgage Rate multiplied by Interest Accrual Basis multiplied Current Funded Amount ($)
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Current Funded Amount ($)
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Current Funded Amount ($)
B-3

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by Maximum of Assumed LIBOR (with applicable rounding) and LIBOR Floor % plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis multiplied by Commitment Original Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by Maximum of Assumed LIBOR (with applicable rounding) and LIBOR Floor % plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis multiplied by Commitment Original Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by the Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by the Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by Maximum of Assumed LIBOR (with applicable rounding) and LIBOR Floor % plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis multiplied by Commitment Original Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by Maximum of Assumed LIBOR (with applicable rounding) and LIBOR Floor % plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis multiplied by Commitment Original Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by the Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by Mortgage Loan Balloon Payment ($)
Cut-off Date Subordinate Debt/ Mezz Loan Debt Service	Cut-off Date Subordinate Debt/Mezz Loan Balance ($) multiplied by Cut-off Date Subordinate Debt/ Mezz Loan Rate multiplied by Interest Accrual Basis
Cut-off Date Total Debt Balance ($)	Sum of Mortgage Loan Cut-off Date Balance ($), Pari Passu Funded Amount ($) and Cut-off Date Subordinate Debt/Mezz Loan Balance ($)
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance ($) divided by As-Is Appraised Value
B-4

Attribute	Calculation Methodology
Cut-off Date Total Debt Ann Debt Service ($)	Cut-off Date Subordinate Debt/ Mezz Loan Debt Service plus the product of Current Funded Amount, Interest Accrual Basis and Cut-off Date Mortgage Rate
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($)
B-5

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	The Collateral Interests Vespaio, Park Portfolio, Venn on Market, 380 Flushing, Crystal Tower Apartments, Convivium, and The Windale were not closed as of the date of this report. Therefore, we were not provided the Loan Files. Therefore, we were instructed by the Company to assume such “Compared Attributes” and “Recomputed Attributes” relating to these Collateral Interests are accurate and not to perform any procedure.
3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interest and Compared or Recomputed Attribute(s):
Property Name(s)	Compared or Recomputed Attribute(s)	Company Instruction
Hardware Village; 148-37 88th Avenue; CA Ventures; Christilla Commons	Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Cut-off Date Total Debt UW NCF DSCR	Provided by the Company
E 9th at Pickwick Plaza	Mortgage Loan Cut-off Date (As-Is) Estimated LTV Ratio	Provided by the Company
Tamarac Village	Ground Lease Payment (Annual)	Provided by the Company
148-37 88th Avenue	Occupancy Source Date	Provided by the Company
LA Multifamily Portfolio III; SF Multifamily Portfolio III	Commitment Original Balance ($); Cut-off Date Future Funding Remaining Balance ($); Original Future Funding Trigger / Requirements	Provided by the Company
Aventura Oaks; Sterling Riverside; Bridges at Chapel Hill; The Cavanaugh; Glendale Portfolio; LA Multifamily Portfolio III; SF Multifamily Portfolio III	Principals (Individuals)	Provided by the Company
LA Multifamily Portfolio III; SF Multifamily Portfolio III	Exit Fee ($) / Deferred Origination Fee ($); First Extension Fee ($); Second Extension Fee ($); Third Extension Fee ($)	Provided by the Company

C-1